State	Category
AK	Super Lien
AL	Super Lien
CO	Super Lien
CT	Super Lien
DC	Super Lien
FL	Super Lien
IL	Super Lien
MA	Super Lien
MN	Super Lien
NJ	Super Lien
NV	Super Lien
NY	Super Lien
OR	Super Lien
PA	Super Lien
RI	Super Lien
TN	Super Lien
WA	Super Lien
WV	Super Lien